          Payden Global Low Duration Fund

Schedule of Investments - January 31, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (101%)
Australia (EUR) (1%)
500,000	Telstra Corp. Ltd., 3.50%, 9/21/22 EUR (a)(b)	$644
Australia (USD) (1%)
80,000	APT Pipelines Ltd. 144A, 3.88%, 10/11/22 (c)	84
515,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.24%, 11/28/23 (c)(d)	520
400,000	Suncorp-Metway Ltd. 144A, 3.30%, 4/15/24 (c)	436
		1,040
Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	187
Brazil (USD) (1%)
200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (c)	205
260,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (c)	266
		471
Canada (CAD) (1%)
250,000	Ford Auto Securitization Trust 2020-AA 144A, 0.89%, 8/15/24 CAD (b)(c)	196
220,000	GMF Canada Leasing Trust 2020-1A 144A, 0.91%, 7/20/23 CAD (b)(c)	173
460,000	GMF Canada Leasing Trust 2020-1A 144A, 1.05%, 11/20/25 CAD (b)(c)	361
		730
Canada (USD) (2%)
20,333	Canadian Pacer Auto Receivables Trust 2019-1 144A, 2.78%, 3/21/22 (c)	20
720,000	Canadian Pacer Auto Receivables Trust 2019-1 144A, 2.80%, 10/19/23 (c)	734
750,000	Ontario Teachers’ Finance Trust 144A, 2.75%, 4/16/21 (c)(e)	754
		1,508
Cayman Islands (USD) (12%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (c)	213
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%), 1.67%, 7/18/27 (c)(d)	421
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.67%, 7/18/27 (c)(d)	338
670,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBOR USD + 1.380%), 1.64%, 10/23/32 (c)(d)	671
810,000	Ballyrock CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.92%, 7/20/30 (c)(d)	813
455,290	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 1.02%, 1/20/28 (c)(d)	455
210,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.28%, 2/16/37 (c)(d)	211
670,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.990%), 1.23%, 4/15/29 (c)(d)	670
470,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.43%, 9/15/35 (c)(d)	470
360,000	CIFC Funding 2015-II Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 1.25%, 4/15/30 (c)(d)	360
840,000	CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.94%, 7/15/32 (c)(d)	843

Principal or Shares	Security Description	Value (000)

500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.28%, 9/15/28 (c)(d)	$476
430,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.23%, 6/15/36 (c)(d)	431
337,320	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.26%, 10/20/27 (c)(d)	338
1,050,000	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.04%, 1/15/28 (c)(d)	1,046
100,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 2.98%, 7/15/35 (c)(d)	102
175,783	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.09%, 7/15/27 (c)(d)	176
615,919	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 1.02%, 2/20/28 (c)(d)	613
4,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (c)	4
285,432	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.18%, 4/14/37 (c)(d)	286
210,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.58%, 4/14/37 (c)(d)	210
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.21%, 7/15/38 (c)(d)	370
470,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.58%, 10/15/34 (c)(d)	471
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 1.13%, 4/15/29 (c)(d)	814
		10,802
Chile (CLP) (0%)
180,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP (b)	281
France (EUR) (2%)
500,000	Engie SA, 0.38%, 2/28/23 EUR (a)(b)	613
500,000	Orange SA, 2.50%, 3/01/23 EUR (a)(b)	642
500,000	Worldline SA, 0.25%, 9/18/24 EUR (a)(b)	613
		1,868
France (USD) (1%)
310,000	Banque Federative du Credit Mutuel SA 144A, 0.65%, 2/27/24 (c)	310
250,000	Dexia Credit Local SA 144A, 0.75%, 5/07/23 (c)	252
		562
Georgia (USD) (1%)
400,000	Georgia Government International Bond 144A, 6.88%, 4/12/21 (c)	404
Germany (EUR) (1%)
500,000	E.ON SE, 0.39%, 10/24/22 EUR (a)(b)(f)	610
India (USD) (1%)
500,000	REC Ltd. 144A, 5.25%, 11/13/23 (c)	546
200,000	Shriram Transport Finance Co. Ltd. 144A, 5.10%, 7/16/23 (c)	203
		749
Indonesia (USD) (1%)
395,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (c)	421

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

280,000	Perusahaan Penerbit SBSN Indonesia III 144A,
	3.75%, 3/01/23 (c)	$297
		718
Ireland (USD) (0%)
355,000	SMBC Aviation Capital Finance DAC 144A,
	3.00%, 7/15/22 (c)	365
Italy (EUR) (0%)
250,000	FCA Bank SpA, 0.50%, 9/18/23 EUR (a)(b)	307
Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (c)	439
360,000	Republic of Italy Government International
	Bond, 1.25%, 2/17/26	358
350,000	UniCredit SpA 144A, 6.57%, 1/14/22 (c)	368
		1,165
Japan (USD) (2%)
545,000	Mitsubishi UFJ Financial Group Inc.,
	1.41%, 7/17/25	555
330,000	Mizuho Financial Group Inc., (3 mo. LIBOR
	USD + 0.840%), 2.72%, 7/16/23 (d)	341
250,000	Sumitomo Mitsui Financial Group Inc.,
	1.47%, 7/08/25	256
210,000	Sumitomo Mitsui Trust Bank Ltd. 144A,
	0.80%, 9/12/23 (c)	212
		1,364
Luxembourg (EUR) (1%)
250,000	Becton Dickinson Euro Finance Sarl,
	0.63%, 6/04/23 EUR (b)	308
440,000	John Deere Cash Management SA,
	1.38%, 4/02/24 EUR (a)(b)	562
		870
Netherlands (GBP) (0%)
100,000	NIBC Bank NV, 3.13%, 11/15/23 GBP (a)(b)	146
Netherlands (USD) (2%)
460,000	Enel Finance International NV 144A,
	2.88%, 5/25/22 (c)	474
310,000	Stellantis NV, 5.25%, 4/15/23	339
560,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.20%, 7/21/21	561
215,000	Teva Pharmaceutical Finance Netherlands III BV,
	2.80%, 7/21/23	213
		1,587
Norway (USD) (0%)
250,000	Aker BP ASA 144A, 2.88%, 1/15/26 (c)	258
Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A,
	4.13%, 10/19/27 (c)	242
Peru (USD) (1%)
320,000	Fondo MIVIVIENDA SA 144A,
	3.50%, 1/31/23 (c)	338
320,000	Inretail Pharma SA 144A, 5.38%, 5/02/23 (c)	332
		670
Saudi Arabia (USD) (0%)
200,000	Saudi Arabian Oil Co. 144A,
	1.25%, 11/24/23 (c)	202

Principal or Shares	Security Description	Value (000)
Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A,
	8.75%, 5/13/21 (c)	$214
Spain (USD) (0%)
400,000	Banco Bilbao Vizcaya Argentaria SA,
	0.88%, 9/18/23	403
Sweden (EUR) (0%)
300,000	Akelius Residential Property AB,
	1.13%, 3/14/24 EUR (a)(b)	376
Switzerland (USD) (1%)
450,000	Credit Suisse Group AG 144A, (3 mo. LIBOR
	USD + 1.240%), 4.21%, 6/12/24 (c)(d)	486
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield
	Curve Rate T Note Constant Maturity
	+ 0.830%), 1.01%, 7/30/24 (c)(d)	202
500,000	UBS Group AG 144A, 3.49%, 5/23/23 (c)	520
		1,208
United Kingdom (EUR) (1%)
500,000	Vodafone Group PLC, 1.75%, 8/25/23
	EUR (a)(b)	637
United Kingdom (GBP) (0%)
150,000	Sage AR Funding No 1 PLC 144A, (Sterling
	Overnight Index Average 3mo. + 1.250%),
	1.25%, 11/17/30 GBP (b)(c)(d)	207
United Kingdom (USD) (4%)
200,000	Anglo American Capital PLC 144A,
	4.13%, 4/15/21 (c)	201
205,000	Barclays PLC, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 0.800%),
	1.01%, 12/10/24 (d)	206
420,000	British Telecommunications PLC,
	4.50%, 12/04/23	465
184,800	Lanark Master Issuer PLC, (3 mo. LIBOR USD
	+ 0.420%), 0.68%, 12/22/69 (d)	185
450,000	Nationwide Building Society 144A,
	0.55%, 1/22/24 (c)	450
660,000	Natwest Group PLC, (3 mo. LIBOR USD
	+ 1.470%), 1.69%, 5/15/23 (d)	669
285,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (c)	300
450,000	Reckitt Benckiser Treasury Services PLC 144A,
	2.75%, 6/26/24 (c)	481
255,000	Royalty Pharma PLC 144A, 0.75%, 9/02/23 (c)	256
295,000	Santander UK PLC, 2.10%, 1/13/23	305
		3,518
United States (EUR) (1%)
350,000	Capital One Financial Corp., 0.80%, 6/12/24
	EUR (b)	435
United States (USD) (62%)
220,000	7-Eleven Inc. 144A, 0.63%, 2/10/23 (c)	220
290,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (c)	290
70,000	Air Lease Corp., 2.25%, 1/15/23	72
50,000	Air Lease Corp., 2.75%, 1/15/23	52
300,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons
	LP/Albertsons LLC 144A, 3.50%, 2/15/23 (c)	308
370,000	Alexander Funding Trust 144A,
	1.84%, 11/15/23 (c)	376
150,000	Ally Financial Inc., 1.45%, 10/02/23	153

2

          Payden Global Low Duration Fund  continued

Principal or Shares	Security Description	Value (000)

120,000	Ally Financial Inc., 3.88%, 5/21/24	$131
140,000	Ally Financial Inc., 4.13%, 2/13/22	145
350,000	AMSR 2020-SFR5 Trust 144A,
	1.38%, 11/17/37 (c)	354
120,000	Anthem Inc., 2.38%, 1/15/25	127
299,522	AREIT 2018-CRE2 Trust 144A, (1 mo. LIBOR
	USD + 1.400%), 1.53%, 11/14/35 (c)(d)	299
375,000	Ares Capital Corp., 3.63%, 1/19/22	385
195,000	Athene Global Funding 144A,
	1.20%, 10/13/23 (c)	197
245,000	Athene Global Funding 144A,
	2.80%, 5/26/23 (c)	257
190,000	Bank of The West Auto Trust 2019-1 144A,
	2.51%, 10/15/24 (c)	197
15,611,732	Benchmark 2018-B6 Mortgage Trust,
	0.44%, 10/10/51 (g)	367
80,000	Berry Global Inc. 144A, 0.95%, 2/15/24 (c)	80
150,000	Blue Racer Midstream LLC/Blue Racer Finance
	Corp. 144A, 7.63%, 12/15/25 (c)	159
170,874	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 0.920%),
	1.05%, 10/15/36 (c)(d)	171
170,874	BX Commercial Mortgage Trust 2019-XL 144A,
	(1 mo. LIBOR USD + 1.080%),
	1.21%, 10/15/36 (c)(d)	172
99,909	BX Commercial Mortgage Trust 2020-BXLP
	144A, (1 mo. LIBOR USD + 1.600%),
	1.73%, 12/15/36 (c)(d)	100
400,000	BX Commercial Mortgage Trust 2020-VKNG
	144A, (1 mo. LIBOR USD + 1.130%),
	1.26%, 10/15/37 (c)(d)	401
90,000	California Earthquake Authority,
	1.33%, 7/01/22	91
2,880,854	Cantor Commercial Real Estate Lending
	2019-CF1, 1.14%, 5/15/52 (g)	212
92,692	CARS-DB4 LP 144A, 2.69%, 2/15/50 (c)	97
510,000	CCG Receivables Trust 2020-1 144A,
	0.54%, 12/14/27 (c)	511
105,000	Centene Corp., 4.75%, 1/15/25	108
149,356	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 6/15/34 (c)(d)	140
348,496	CHC Commercial Mortgage Trust 2019-CHC
	144A, (1 mo. LIBOR USD + 2.350%),
	2.48%, 6/15/34 (c)(d)	309
265,000	Cheniere Corpus Christi Holdings LLC,
	5.88%, 3/31/25	307
250,000	CIT Bank NA, (U.S. Secured Overnight
	Financing Rate + 1.715%), 2.97%, 9/27/25 (d)	265
210,000	CIT Group Inc., 5.00%, 8/15/22	222
190,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	196
1,340,000	Cold Storage Trust 2020-ICE5 144A, (1 mo.
	LIBOR USD + 0.900%), 1.03%, 11/15/37 (c)(d)	1,349

Principal or Shares	Security Description	Value (000)

340,000	COMM 2019-WCM Mortgage Trust 144A, (1
	mo. LIBOR USD + 0.900%),
	1.03%, 10/15/34 (c)(d)	$341
490,934	Connecticut Avenue Securities Trust 2019-HRP1
	144A, (1 mo. LIBOR USD + 2.150%),
	2.28%, 11/25/39 (c)(d)	489
349,921	Connecticut Avenue Securities Trust 2019-R04
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 6/25/39 (c)(d)	352
390,310	Connecticut Avenue Securities Trust 2019-R06
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 9/25/39 (c)(d)	393
190,420	Connecticut Avenue Securities Trust 2019-R07
	144A, (1 mo. LIBOR USD + 2.100%),
	2.23%, 10/25/39 (c)(d)	191
90,000	Connecticut Avenue Securities Trust 2020-R01
	144A, (1 mo. LIBOR USD + 2.050%),
	2.18%, 1/25/40 (c)(d)	90
100,000	Connecticut Avenue Securities Trust 2020-SBT1
	144A, (1 mo. LIBOR USD + 3.650%),
	3.78%, 2/25/40 (c)(d)	104
400,000	Daimler Finance North America LLC 144A,
	3.35%, 2/22/23 (c)	422
380,000	Dell Equipment Finance Trust 2020-2 144A,
	0.57%, 10/23/23 (c)	382
46,000	Dell International LLC/EMC Corp. 144A,
	5.88%, 6/15/21 (c)	46
240,000	Drive Auto Receivables Trust 2019-4,
	2.51%, 11/17/25	246
230,000	Drive Auto Receivables Trust 2020-1,
	2.36%, 3/16/26	236
130,000	Drive Auto Receivables Trust 2020-2,
	1.42%, 3/17/25	132
75,000	Elanco Animal Health Inc., 4.91%, 8/27/21	77
194,372	Enterprise Fleet Financing 2019-2 LLC 144A,
	2.29%, 2/20/25 (c)	198
290,000	Evergy Inc., 2.45%, 9/15/24	307
175,796	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 2.200%), 2.33%, 8/25/30 (d)	177
757,135	Fannie Mae Pool, 2.50%, 2/01/35	799
700,000	FirstKey Homes 2020-SFR2 Trust 144A,
	1.27%, 10/19/37 (c)	705
280,000	Ford Credit Auto Lease Trust 2020-A,
	2.05%, 6/15/23	286
580,000	Ford Credit Floorplan Master Owner Trust A
	2020-1, 0.70%, 9/15/25	585
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	218
848,988	Freddie Mac Pool, 3.00%, 7/01/33	914
202,129	Freddie Mac STACR 2019-HQA3 144A, (1 mo.
	LIBOR USD + 1.850%), 1.98%, 9/25/49 (c)(d)	203
140,000	Freddie Mac STACR REMIC Trust 2020-DNA1
	144A, (1 mo. LIBOR USD + 1.700%),
	1.83%, 1/25/50 (c)(d)	140
100,000	Freddie Mac STACR REMIC Trust 2020-DNA2
	144A, (1 mo. LIBOR USD + 1.850%),
	1.98%, 2/25/50 (c)(d)	100

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

260,000	Freddie Mac STACR REMIC Trust 2020-HQA1
	144A, (1 mo. LIBOR USD + 1.900%),
	2.03%, 1/25/50 (c)(d)	$261
477,000	Freddie Mac STACR REMIC Trust 2020-HQA2
	144A, (1 mo. LIBOR USD + 1.100%),
	1.23%, 3/25/50 (c)(d)	479
300,000	Freddie Mac STACR REMIC Trust 2021-DNA1
	144A, (U.S. Secured Overnight Financing Rate
	Index 30day Average + 0.650%),
	0.73%, 1/25/51 (c)(d)	301
128,865	Freddie Mac STACR Trust 2018-DNA2 144A, (1
	mo. LIBOR USD + 0.800%),
	0.93%, 12/25/30 (c)(d)	129
250,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	4.73%, 12/25/42 (d)	253
247,652	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 11.250%),
	11.38%, 10/25/29 (d)	275
300,000	FS KKR Capital Corp., 4.75%, 5/15/22	311
245,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (c)	249
385,000	General Motors Financial Co. Inc., (3 mo. LIBOR
	USD + 1.550%), 1.78%, 1/14/22 (d)	389
200,000	Genting New York LLC/GENNY Capital Inc.
	144A, 3.30%, 2/15/26 (c)	202
230,000	GM Financial Automobile Leasing Trust 2020-2,
	0.80%, 7/20/23	232
110,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.03%, 4/16/25	114
80,000	GM Financial Consumer Automobile Receivables
	Trust 2020-1, 2.18%, 5/16/25	83
400,000	GMF Floorplan Owner Revolving Trust 2020-1
	144A, 0.68%, 8/15/25 (c)	403
105,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	116
125,000	Gray Oak Pipeline LLC 144A,
	2.00%, 9/15/23 (c)	127
240,000	GreatAmerica Leasing Receivables Funding LLC
	Series 2020-1 144A, 1.76%, 8/15/23 (c)	245
300,000	HPEFS Equipment Trust 2020-2A 144A,
	0.69%, 7/22/30 (c)	301
175,000	Hyundai Capital America 144A,
	1.15%, 11/10/22 (c)	176
250,000	Hyundai Capital America 144A,
	1.25%, 9/18/23 (c)	252
130,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 4.75%, 9/15/24	137
200,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp., 6.25%, 2/01/22	200
115,000	Infor Inc. 144A, 1.45%, 7/15/23 (c)	117
400,329	Invitation Homes 2018-SFR1 Trust 144A, (1
	mo. LIBOR USD + 0.700%),
	0.83%, 3/17/37 (c)(d)	400
40,000	iStar Inc., 4.75%, 10/01/24	41
270,000	John Deere Owner Trust 2020-B,
	0.51%, 11/15/24	271

Principal or Shares	Security Description	Value (000)

4,937	JP Morgan Mortgage Trust 2017-1 144A,
	3.50%, 1/25/47 (c)(g)	$5
210,631	JP Morgan Mortgage Trust 2017-5 144A,
	3.00%, 10/26/48 (c)(g)	213
240,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 1.52%, 1/15/23 (d)	244
410,000	Kubota Credit Owner Trust 2020-2 144A,
	0.59%, 10/15/24 (c)	412
15,871	L.A. Arena Funding 0-1 LLC 144A,
	7.66%, 12/15/26 (c)	16
350,000	Lennar Corp., 4.13%, 1/15/22	358
45,000	McDonald’s Corp., 3.30%, 7/01/25	50
335,000	Microchip Technology Inc. 144A,
	0.97%, 2/15/24 (c)	335
235,000	Microchip Technology Inc. 144A,
	2.67%, 9/01/23 (c)	246
470,000	MMAF Equipment Finance LLC 2020-A 144A,
	0.97%, 4/09/27 (c)	477
380,000	MMAF Equipment Finance LLC 2020-B 144A,
	0.49%, 8/14/25 (c)	381
145,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 0.745%), 0.86%, 10/21/25 (d)	146
220,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.152%), 2.72%, 7/22/25 (d)	235
90,150	Multifamily Connecticut Avenue Securities Trust
	2019-01 144A, (1 mo. LIBOR USD + 1.700%),
	1.83%, 10/15/49 (c)(d)	90
217,176	New Residential Mortgage Loan Trust 2017-1
	144A, 4.00%, 2/25/57 (c)(g)	235
415,645	New Residential Mortgage Loan Trust 2017-4
	144A, 4.00%, 5/25/57 (c)(g)	447
110,000	NextEra Energy Operating Partners LP 144A,
	4.25%, 7/15/24 (c)	117
548,401	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A 144A, 1.85%, 11/20/50 (c)	561
130,000	Owl Rock Capital Corp., 4.25%, 1/15/26	138
85,000	Owl Rock Technology Finance Corp. 144A,
	3.75%, 6/17/26 (c)	87
245,000	Pacific Gas and Electric Co., (3 mo. LIBOR USD
	+ 1.375%), 1.60%, 11/15/21 (d)	246
380,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	381
295,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 2.70%, 11/01/24 (c)	315
140,000	PFS Financing Corp. 144A, 0.93%, 8/15/24 (c)	141
200,000	PFS Financing Corp. 144A, 0.97%, 2/15/26 (c)	202
480,000	PFS Financing Corp. 144A, 1.21%, 6/15/24 (c)	485
110,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	110
130,000	Reliance Standard Life Global Funding II 144A,
	2.15%, 1/21/23 (c)	134
465,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (c)	479
600,000	RELX Capital Inc., 3.50%, 3/16/23	637
141,237	Residential Asset Securitization Trust 2006-A8,
	6.00%, 8/25/36	106
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	568
150,000	Santander Holdings USA Inc., 4.45%, 12/03/21	155
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (c)	188

4

          Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

290,000	Sirius XM Radio Inc. 144A, 4.63%, 7/15/24 (c)	$300
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (c)	182
150,000	Southern California Edison Co., 1.85%, 2/01/22	150
215,000	Southwest Airlines Co., 4.75%, 5/04/23	233
90,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (c)	91
350,000	Stack Infrastructure Issuer 2020-1A LLC 144A,
	1.89%, 8/25/45 (c)	355
286,452	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 1.650%), 1.78%, 4/25/43 (c)(d)	285
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 3.750%), 3.88%, 4/25/43 (c)(d)	256
150,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.63%, 2/25/47 (c)(d)	165
40,000	Synchrony Financial, 2.85%, 7/25/22	41
274,400	Taco Bell Funding 2018-1A LLC 144A,
	4.32%, 11/25/48 (c)	279
50,000	T-Mobile USA Inc., 2.25%, 2/15/26	51
55,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	58
1,655,000	U.S. Treasury Bill, 0.08%, 1/27/22 (f)	1,654
5,045,000	U.S. Treasury Note, 0.13%, 1/31/23	5,046
10,995,000	U.S. Treasury Note, 0.13%, 1/15/24	10,977
268,000	U.S. Treasury Note, 1.50%, 8/15/22 (h)	274
300,000	Valero Energy Corp., 2.70%, 4/15/23	313
450,000	Vantage Data Centers 2020-1A LLC 144A,
	1.65%, 9/15/45 (c)	453
170,000	VB-S1 Issuer 2020-1A LLC 144A,
	3.03%, 6/15/50 (c)	179
195,000	Ventas Realty LP, 2.65%, 1/15/25	208
225,000	Vistra Operations Co. LLC 144A,
	3.55%, 7/15/24 (c)	244
355,000	Volkswagen Group of America Finance LLC
	144A, 0.88%, 11/22/23 (c)	357
425,000	Volkswagen Group of America Finance LLC
	144A, 2.90%, 5/13/22 (c)	438
7,584,345	Wells Fargo Commercial Mortgage Trust
	2018-C46, 0.94%, 8/15/51 (g)	365
100,000	Westinghouse Air Brake Technologies Corp.,
	3.20%, 6/15/25	107
80,000	Westlake Automobile Receivables Trust 2018-3
	144A, 4.00%, 10/16/23 (c)	82
510,000	Westlake Automobile Receivables Trust 2019-3
	144A, 2.49%, 10/15/24 (c)	522

Principal or Shares	Security Description	Value (000)

240,000	Westlake Automobile Receivables Trust 2020-1
	144A, 2.80%, 6/16/25 (c)	$250
290,000	Westlake Automobile Receivables Trust 2020-2
	144A, 1.32%, 7/15/25 (c)	294
200,000	Wheels SPV 2 2020-1A LLC 144A,
	0.51%, 8/20/29 (c)	201
300,000	Wingstop Funding 2020-1A LLC 144A,
	2.84%, 12/05/50 (c)	310
220,000	World Omni Select Auto Trust 2020-A,
	0.55%, 7/15/25	221
160,000	WPX Energy Inc., 5.88%, 6/15/28	173
		57,071
Total Bonds (Cost - $90,440)		91,819
Investment Company (2%)
2,003,840	Payden Cash Reserves Money Market Fund *
	(Cost - $2,004)	2,004

Total Investments (Cost - $92,444) (103%)		93,823
Liabilities in excess of Other Assets (-3%)		(2,410)
Net Assets (100%)		$91,413

*	Affiliated investment
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(e)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $372 and the total market value of the collateral held by the Fund is $385. Amount in 000s.

(f)	Yield to maturity at time of purchase.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
EUR 209	USD 246	Citibank, N.A.	03/22/2021	$8

Liabilities:
CAD 64	USD 50	HSBC Bank USA, N.A.	03/22/2021	(1)
EUR 5	USD 6	Citibank, N.A.	03/22/2021	—
USD 4,733	EUR 3,967	Citibank, N.A.	03/22/2021	(87)
USD 1,186	EUR 1,005	Citibank, N.A.	03/22/2021	(36)

5   Payden Mutual Funds

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 708	CAD 930	HSBC Bank USA,N.A.	03/22/2021	(19)
USD 343	GBP 257	HSBC Bank USA, N.A.	03/22/2021	(9)
USD 283	CLP 209,200	HSBC Bank USA, N.A.	04/15/2021	(2)

				(154)

Net Unrealized Appreciation (Depreciation)				$(146)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	144	Mar-21	$31,821	$29	$29

Short Contracts:
U.S. Treasury 10-Year Note Future	31	Mar-21	(4,248)	26	26
U.S. Treasury 5-Year Note Future	46	Mar-21	(5,790)	—	—

					26

Total Futures					$55

6